UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      The Regents of the University of California
           -----------------------------------------------------
Address:   Address: P.O. Box 24000
           Oakland, CA 94623-1000
           -----------------------------------------------------

Form 13F File Number: 28-224
                      ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David Russ
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  (510) 987-9600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David Russ                      Oakland, CA                       11/24/2004
--------------                      -----------                       ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           35
                                         -----------
Form 13F Information Table Value Total:  $24,893,295
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                              FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AIR PRODS + CHEMS INC          COM              9158106     591294   10200          SOLE             SOLE      0    0
AIRSPAN NETWORKS INC           COM              00950H102  1359802  250424          SOLE             SOLE      0    0
ALIGN TECHNOLOGY INC           COM              16255101   1142876  106314          SOLE             SOLE      0    0
AMERICAN INTL GROUP INC        COM              26874107   1231313   18750          SOLE             SOLE      0    0
ARGONAUT TECHNOLOGIES INC      OC COM           40175101    190800  198750          SOLE             SOLE      0    0
BIOENVISION INC                COM              09059N100   299443   33420          SOLE             SOLE      0    0
BROCADE COMMUNICATIONS SYS     INCCOM           111621108   199289   26085          SOLE             SOLE      0    0
COCA COLA CO                   COM              191216100   374670    9000          SOLE             SOLE      0    0
CYTYC CORP                     COM              232946103   355901   12909          SOLE             SOLE      0    0
DIGITAL IMPACT INC DEL         COM              25385G106   403492  284149          SOLE             SOLE      0    0
EON COMMUNICATIONS CORP        COM              268763109   388731  143921          SOLE             SOLE      0    0
E PIPHANY INC                  COM              26881V100   421355   87237          SOLE             SOLE      0    0
EQUITY OFFICE PPTYS TR         COM              294741103  2063734   70870          SOLE             SOLE      0    0
EQUITY RESIDENTIAL             SH BEN INT       29476L107   723600   20000          SOLE             SOLE      0    0
EXXON MOBIL CORP               COM              30231G102  1722336   33600          SOLE             SOLE      0    0
FISHER SCIENTIFIC INTL INC     COM NEW          338032204   447105    7167          SOLE             SOLE      0    0
GANNETT INC                    COM              364730101   751640    9200          SOLE             SOLE      0    0
GENERAL ELEC CO                COM              369604103  1445400   39600          SOLE             SOLE      0    0
LAUDER ESTEE COS INC           CL A             518439104   764359   16700          SOLE             SOLE      0    0
MCGRAW HILL COS INC            COM              580645109   274620    3000          SOLE             SOLE      0    0
MERCK + CO INC                 COM              589331107   694224   21600          SOLE             SOLE      0    0
MIDCAP SPDR TR                 UNIT SER 1       595635103   677600    5600          SOLE             SOLE      0    0
                               STANDARD +
                               POORS
NUVASIVE INC                   COM              670704105   214522   20929          SOLE             SOLE      0    0
PLUMTREE SOFTWARE INC          COM              72940Q104   114365   25302          SOLE             SOLE      0    0
QUICKLOGIC CORP                CDT COM          74837P108   167020   58789          SOLE             SOLE      0    0
RENOVIS INC                    COM              759885106   361283   25124          SOLE             SOLE      0    0
SBC COMMUNICATIONS INC         COM              78387G103  1003355   38935          SOLE             SOLE      0    0
SYMYX TECHNOLOGIES INC         COM              87155S108   403583   13417          SOLE             SOLE      0    0
TUMBLEWEED COMMUNICATIONS      CORPCOM          899690101   267000   79940          SOLE             SOLE      0    0
VA SOFTWARE CORP               COM              91819B105   370128  148051          SOLE             SOLE      0    0
VERIZON COMMUNICATIONS                          92343V104   718445   17735          SOLE             SOLE      0    0
WACHOVIA CORP 2ND NEW          COM              929903102   231440    4400          SOLE             SOLE      0    0
WEB MD CORP                    COM              94769M105  2791560  342103          SOLE             SOLE      0    0
WELLS FARGO + CO NEW           COM              949746101   534490    8600          SOLE             SOLE      0    0
WYETH                          COM              983024100  1192520   28000          SOLE             SOLE      0    0


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